Summary of Significant Accounting Policies - Summary of Impact of Adopting ASC 842 on Balance Sheet (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets:
Operating lease right-of-use assets	¥ 80,726,757	$ 11,704,280	¥ 0
Liabilities:
Accrued expenses and other current liabilities	890,836,699	129,159,184	719,035,377
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB9,913,073 (US$1,437,260) as of December 31, 2021 and December 31, 2022, respectively)	9,913,073	1,437,260	0
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB75,099,739 (US$10,888,439) as of December 31, 2021 and December 31, 2022, respectively)	76,533,208	$ 11,096,272	¥ 0
As reported [Member]
Assets:
Operating lease right-of-use assets	80,726,757
Liabilities:
Accrued expenses and other current liabilities	890,836,699
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB9,913,073 (US$1,437,260) as of December 31, 2021 and December 31, 2022, respectively)	9,913,073
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB75,099,739 (US$10,888,439) as of December 31, 2021 and December 31, 2022, respectively)	76,533,208
Balances without the adoption of Topic 842 [Member]
Liabilities:
Accrued expenses and other current liabilities	896,634,483
Effect of change Higher/ (lower) [Member]
Assets:
Operating lease right-of-use assets	80,726,757
Liabilities:
Accrued expenses and other current liabilities	(5,797,784)
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB9,913,073 (US$1,437,260) as of December 31, 2021 and December 31, 2022, respectively)	9,913,073
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIE without recourse to the Company of RMB nil and RMB75,099,739 (US$10,888,439) as of December 31, 2021 and December 31, 2022, respectively)	¥ 76,533,208